Offerings	May 01, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares(3)
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.
Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share of preferred stock or multiple shares of preferred stock and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Unit
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of Debt Securities(4)
Offering Note	The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)An indeterminate aggregate offering price or number of securities of each identified class is being registered as may be sold from time to time by the Registrants.
W. P. Carey Inc. may fully and unconditionally guarantee the payment of principal of and premium (if any) and interest on debt securities offered by WPC Eurobond B.V. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.